SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Total	$ 56,053	$ 42,257	$ 307,421	$ 1,342,653
Sourced and Distributed Products [Member]
Product Information [Line Items]
Total	315	3,024	105,709	1,042,022
OED Installations [Member]
Product Information [Line Items]
Total	$ 55,738	$ 39,233	$ 201,712	$ 300,631